Subsequent Events Schedule of Long Term Debt (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2014
Debt Instrument [Line Items]
Long-term debt	$ 1,598,200,000	$ 0	$ 0
Subsequent Event
Debt Instrument [Line Items]
Long-term debt				1,598,000,000
Secured Debt | Term loan, due 2021
Debt Instrument [Line Items]
Long-term debt	798,200,000	0
Secured Debt | Term loan, due 2021 | Subsequent Event
Debt Instrument [Line Items]
Long-term debt				798,000,000
Senior Notes
Debt Instrument [Line Items]
Long-term debt	800,000,000	0
Senior Notes | 5.250% senior unsecured notes, due 2022
Debt Instrument [Line Items]
Long-term debt	400,000,000	0
Senior Notes | 5.250% senior unsecured notes, due 2022 | Subsequent Event
Debt Instrument [Line Items]
Long-term debt				400,000,000
Senior Notes | 5.625% senior unsecured notes, due 2024
Debt Instrument [Line Items]
Long-term debt	400,000,000	0
Senior Notes | 5.625% senior unsecured notes, due 2024 | Subsequent Event
Debt Instrument [Line Items]
Long-term debt				$ 400,000,000